UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ancient Art, L.P.
Address: 610 West 5th Street
         Suite 600
         Austin, Texas  78701

13F File Number:  28-12920

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darien Jefferies
Title:     Chief Financial Officer
Phone:     512.351.4440

Signature, Place, and Date of Signing:

     Darien Jefferies     Austin, Texas     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $122,061 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGIANT TRAVEL CO            COM              01748X102     5066   272498 SH       SOLE                   272498
AMERICAN DENTAL PARTNERS       COM              025353103     9197   774800 SH       SOLE                   774800
AMR CORP                       COM              001765106       27    67800 SH  CALL SOLE                    67800
AMYLIN PHARMACEUTICALS INC     COM              032346108     3943   155309 SH       SOLE                   155309
BURLINGTON NORTHN SANTA FE C   COM              12189T104      774    18000 SH  CALL SOLE                    18000
BURLINGTON NORTHN SANTA FE C   COM              12189T104     7032    70400 SH       SOLE                    70400
CRYPTOLOGIC LIMITED            SHS              G3159C109     3741   260487 SH       SOLE                   260487
DIAMOND HILL INVESTMENT GROU   COM NEW          25264R207     1336    15997 SH       SOLE                    15997
DICE HLDGS INC                 COM              253017107       54     6541 SH       SOLE                     6541
DOLLAR FINL CORP               COM              256664103     3116   206220 SH       SOLE                   206220
E M C CORP MASS                COM              268648102     9769   665000 SH       SOLE                   665000
ENTERGY CORP NEW               COM              29364G103     5060    42000 SH       SOLE                    42000
FEDERAL HOME LN MTG CORP       COM              313400301       21    46500 SH  PUT  SOLE                    46500
FEDERAL NATL MTG ASSN          COM              313586109       85   100000 SH  PUT  SOLE                   100000
FIRST CASH FINL SVCS INC       COM              31942D107     2537   169236 SH       SOLE                   169236
GULFPORT ENERGY CORP           COM NEW          402635304     6595   400395 SH       SOLE                   400395
HAWAIIAN HOLDINGS INC          COM              419879101     3486   501580 SH       SOLE                   501580
KAPSTONE PAPER & PACKAGING C   *W EXP 08/15/200 48562P111      354   200000 SH       SOLE                   200000
LAMAR ADVERTISING CO           CL A             512815101     3460    96032 SH       SOLE                    96032
LEARNING TREE INTL INC         COM              522015106    15085   882156 SH       SOLE                   882156
NICHOLAS FINANCIAL INC         COM NEW          65373J209     4554   894704 SH       SOLE                   894704
NII HLDGS INC                  CL B NEW         62913F201     3799    80000 SH       SOLE                    80000
ORBITZ WORLDWIDE INC           COM              68557K109     1046   208852 SH       SOLE                   208852
PROSHARES TR                   ULTRASHT MD400   74347R859     4214    75000 SH       SOLE                    75000
TEEKAY CORPORATION             COM              Y8564W103    12789   283072 SH       SOLE                   283072
TRANSDIGM GROUP INC            COM              893641100     5311   158122 SH       SOLE                   158122
WELLPOINT INC                  COM              94973V107     4361    91500 SH       SOLE                    91500
WHOLE FOODS MKT INC            COM              966837106     4414   186311 SH       SOLE                   186311
WISDOMTREE TRUST               JP SMALLCP DIV   97717W836      331     7500 SH       SOLE                     7500
X-RITE INC                     COM              983857103      504   197054 SH       SOLE                   197054